Financial Results (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Net Financing Income/(Loss)

	2019	2018	2017
Exchange rate differences
Foreign exchange gains	43,094	626,067	158,601
Foreign exchange losses	(1,233,558)	(2,536,469)	(350,007)

Total	(1,190,464)	(1,910,402)	(191,406)

Financial income
Unwinding of discounts on provisions and liabilities	60,383	41,399	35,287
Interest from loans to related parties	—	—	8,215

Total	60,383	41,399	43,502

Financial expenses
Interest on borrowings	(1,187,112)	(594,718)	(582,150)
Interest from short-term investments	(48,217)	(45,436)	(41,960)
Tax interest	(169,277)	(130,570)	—
Interest on leases	(39,640)	—	—
Interest with related parties	—	(10,632)	(17,412)
Unwinding of discounts on receivables	(69,135)	(48,740)	(40,613)
Others	(279,938)	(187,269)	(113,984)

Total	(1,793,319)	(1,017,365)	(796,119)